MERRILL LYNCH
INTERNATIONAL
INDEX FUND

[GRAPHIC OMITTED]

Merrill Lynch
Index Funds, Inc.

STRATEGIC
      Performance

Annual Report
December 31, 1997

                     Merrill Lynch International Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Norman R. Harvey, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Jay C. Harbeck, Vice President
Gregory Mark Maunz, Vice President
Eric S. Mitofsky, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax Information

The following information summarizes all per share distributions paid by the Merrill Lynch International Index Fund during the taxable year ended December 31, 1997:

===================================================================================================
                                Non-Qualifying                                             Foreign
                                   Domestic           Foreign             Total             Taxes
 Record          Payable           Ordinary           Source            Ordinary           Paid or
  Date             Date             Income            Income             Income           Withheld
===================================================================================================
Class A:
---------------------------------------------------------------------------------------------------
12/08/97         12/16/97          $0.197035         $0.089676          $0.286711         $0.016183
===================================================================================================
Class D:
---------------------------------------------------------------------------------------------------
12/08/97         12/16/97          $0.181449         $0.082582          $0.264031         $0.016183
===================================================================================================

The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included as foreign source income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

                       Merrill Lynch International Index Fund, December 31, 1997

DEAR SHAREHOLDER

Fiscal Year in Review

Merrill Lynch International Index Fund commenced operations on April 9, 1997 and displayed rapid growth during the remainder of 1997, closing the fiscal year ended December 31, 1997 with net assets of $143,417,800. Since inception (April 9, 1997) through December 31, 1997, the Fund's Class A Shares had a total return of +8.45%, based on a change in per share net asset value from $10.00 to $10.56, and assuming reinvestment of $0.287 per share income dividends. Since inception (April 9, 1997) through December 31, 1997, the Fund's Class D Shares had a total return of +8.22%, based on a change in per share net asset value from $10.00 to $10.56, and assuming reinvestment of $0.264 per share income dividends. This compares to the total return of +5.05% for the unmanaged Morgan Stanley Capital International EAFE(R) GDP Weighted Index (MSCI EAFE Index) for the same period. (For complete performance information, see pages 3 and 4 of this report to shareholders.

The Fund invests all of its assets in Merrill Lynch International Index Series, which has the same investment objective of the Fund. There are two principal investments made by the Series in its attempt to replicate the returns of the MSCI EAFE Index. First, the Series holds a basket of 490 stocks statistically selected to match, as closely as possible, the performance of the Index. The Series makes use of this sampling technique in order to defray some of the extensive execution costs in many of the local markets incorporated in the EAFE Index. In addition, the Series holds futures contracts in several of the local markets in the Index as a means of investing daily cash inflows. These futures contracts are also an extremely efficient method of keeping a pool of liquidity available to meet potential portfolio redemptions. As of the end of December, the equity portfolio of the Series was valued at $129.4 million, and the Series held futures contracts with an underlying value of $14.6 million. It is the Series' goal to be 100% invested at all times.

The Fund's performance during the second half of 1997 was subject to considerable volatility, stemming mostly from currency and financial crises in Southeast Asia. Exacerbating the problems of the region, Japan's financial system exposed its weaknesses at just the time its strength was needed most. The currency devaluations that occurred in the region sent the equity markets tumbling in the second half of 1997. The MSCI Japan Index declined 30.0%; the MSCI Malaysia Index fell 64.0%; the MSCI Singapore Index fell 24.4%; and the MSCI Hong Kong Index was down 30.1%. The problems in Asia segmented the returns of Merrill Lynch International Index Fund, as well as the underlying Index components, along geographical lines. The MSCI Europe Index was up by 8.4% in the last six months of the year, while the MSCI Pacific Index was down 30.5% in the same period. The largest positive contributor to portfolio performance for the six months ended December 31, 1997 was Italy, where the MSCI Italy Index was up 22.2%. Other contributors were the United Kingdom (+12.3%), Germany (+6.9%), France (+2.7%) and Denmark (+18.6%), based upon returns for the MSCI Indexes for each of these regions.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to sharing our investment outlook with you in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Vice President and
Portfolio Manager

February 17, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

      o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

      o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                          Since Inception+ 3 Month
                                                          12/31/97   9/30/97    4/09/97+    % Change       % Change
====================================================================================================================
ML International Index Fund Class A Shares                 $10.56    $11.65      $10.00       +5.60%        -9.36%
--------------------------------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares                  10.56     11.64       10.00       +5.60         -9.28
--------------------------------------------------------------------------------------------------------------------
ML International Index Fund Class A Shares--Total Return                                      +8.45(1)      -6.91(1)
--------------------------------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares--Total Return                                      +8.22(2)      -7.02(2)
====================================================================================================================

+    The Fund commenced operations on April 9, 1997.
(1) Percent change includes reinvestment of $0.287 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.264 per share ordinary income dividends.


                                     2 & 3

                       Merrill Lynch International Index Fund, December 31, 1997

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment

                                [GRAPHIC OMITTED]

Aggregate Total Return

                                               % Return
=======================================================
Class A Shares
=======================================================
Inception (4/09/97) through 12/31/97            +8.45%
-------------------------------------------------------


                                               % Return
=======================================================
Class D Shares
=======================================================
Inception (4/09/97) through 12/31/97            +8.22%
-------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES


MERRILL LYNCH
INTERNATIONAL
INDEX FUND           As of December 31, 1997
===========================================================================================================================
Assets:              Investment in Merrill Lynch International Index Series, at value
                       (identified cost--$135,337,487) (Note 1a).......................................        $135,710,532
                     Receivable from administrator (Note 2)...........................................               70,561
                     Deferred organization expenses (Note 1d).........................................               17,590
                     Prepaid registration fees and other assets (Note 1d).............................               38,718
                                                                                                               ------------
                     Total assets.....................................................................          135,837,401
                                                                                                               ------------
===========================================================================================================================
Liabilities:         Payable to distributor (Note 2)..................................................                4,653
                     Accrued expenses and other liabilities...........................................              107,093
                                                                                                               ------------
                     Total liabilities ...............................................................              111,746
                                                                                                               ------------
===========================================================================================================================
Net Assets:          Net assets.......................................................................         $135,725,655
                                                                                                               ============
===========================================================================================================================

Net Assets           Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.         $      1,091
Consist of:          Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.                  194
                     Paid-in capital in excess of par.................................................          135,436,587
                     Accumulated distributions in excess of investment income--net.....................            (210,669)
                     Undistributed realized capital gains on investments and foreign currency
                       transactions from the Series--net...............................................             125,407
                     Unrealized appreciation on investments and foreign currency transactions from
                       the Series--net.................................................................             373,045
                                                                                                               ------------
                     Net assets.......................................................................         $135,725,655
                                                                                                               ============
===========================================================================================================================
Net Asset            Class A--Based on net assets of $115,190,077 and 10,913,229 shares outstanding....        $      10.56
Value:                                                                                                         ============
                     Class D--Based on net assets of $20,535,578 and 1,944,655 shares outstanding......        $      10.56
                                                                                                               ============
===========================================================================================================================

                     See Notes to Financial Statements.


                                     4 & 5

                       Merrill Lynch International Index Fund, December 31, 1997

STATEMENT OF OPERATIONS


MERRILL LYNCH
INTERNATIONAL
INDEX FUND           For the Period April 9, 1997+ to December 31, 1997
================================================================================================================================
Investment Income    Investment income allocated from the Series................................                     $ 2,268,537
(Notes 1b & 1c):     Expenses allocated from the Series.........................................                        (489,674)
                                                                                                                     -----------
                     Net investment income from the Series......................................                       1,778,863
                                                                                                                     -----------
================================================================================================================================
Expenses:            Administration fee (Note 2)................................................      $  211,373
                     Registration fees (Note 1d)................................................         104,689
                     Transfer agent fees(Note 2)................................................          60,383
                     Printing and shareholder reports...........................................          52,065
                     Account maintenance fee--Class D (Note 2)...................................         43,713
                     Professional fees..........................................................          19,484
                     Amortization of organization expenses (Note 1d)............................           9,202
                     Accounting services (Note 2)...............................................           3,832
                     Directors' fees and expenses...............................................             381
                     Other......................................................................           3,097
                                                                                                      ----------
                     Total expenses before reimbursement........................................         508,219
                     Reimbursement of expenses (Note 2).........................................        (175,510)
                                                                                                      ----------
                     Total expenses after reimbursement.........................................                         332,709
                                                                                                                     -----------
                     Investment income--net......................................................                      1,446,154
                                                                                                                     -----------
================================================================================================================================
Realized &           Realized gain (loss) from the Series on:
Unrealized             Investments--net..........................................................      2,221,644
Gain (Loss) from       Foreign currency transactions--net........................................       (162,656)      2,058,988
the Series--Net:                                                                                      ----------
                     Unrealized appreciation on investments and foreign currency transactions
                       from the Series--net......................................................                        373,045
                                                                                                                     -----------
                     Net realized and unrealized gain on investments and foreign currency
                       transactions from the Series.............................................                       2,432,033
                                                                                                                     -----------
                     Net Increase in Net Assets Resulting from Operations.......................                     $ 3,878,187
                                                                                                                     ===========
================================================================================================================================

                   + Commencement of operations.

                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS


MERRILL LYNCH                                                                                                     For the Period
INTERNATIONAL                                                                                                    April 9, 1997+ to
INDEX FUND           Increase (Decrease) in Net Assets:                                                          December 31, 1997
================================================================================================================================
Operations:          Investment income--net..........................................................               $  1,446,154
                     Realized gain on investments and foreign currency transactions from the
                       Series--net...................................................................                  2,058,988
                     Unrealized appreciation on investments and foreign currency transactions
                       from the Series--net..........................................................                    373,045
                                                                                                                    ------------
                     Net increase in net assets resulting from operations...........................                   3,878,187
                                                                                                                    ------------
================================================================================================================================
Dividends &          Investment income--net:
Distributions to       Class A......................................................................                  (1,258,141)
Shareholders           Class D......................................................................                    (188,013)
(Note 1e):           In excess of investment income--net:
                       Class A......................................................................                    (183,280)
                       Class D......................................................................                     (27,389)
                     Realized gain on investments from the Series--net:
                       Class A......................................................................                  (1,638,854)
                       Class D......................................................................                    (294,727)
                                                                                                                    ------------
                     Net decrease in net assets resulting from dividends and distributions
                       to shareholders..............................................................                  (3,590,404)
                                                                                                                    ------------
================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions.............                 135,412,872
Transactions                                                                                                        ------------
(Note 4):
================================================================================================================================
Net Assets:          Total increase in net assets...................................................                 135,700,655
                     Beginning of period............................................................                      25,000
                                                                                                                    ------------
                     End of period..................................................................                $135,725,655
                                                                                                                    ============
================================================================================================================================

                   + Commencement of operations.

                     See Notes to Financial Statements.


                                     6 & 7

                       Merrill Lynch International Index Fund, December 31, 1997

FINANCIAL HIGHLIGHTS


                                                                                                         For the Period
                     The following per share data and ratios have been derived                          April 9, 1997+ to
MERRILL LYNCH        from information provided in the financial statements.                             December 31, 1997
INTERNATIONAL                                                                                        -----------------------
INDEX FUND           Increase (Decrease) in Net Asset Value:                                         Class A         Class D
============================================================================================================================
Per Share            Net asset value, beginning of period.......................................     $  10.00       $  10.00
Operating                                                                                            --------       --------
Performance:         Investment income--net......................................................         .10            .15
                     Realized and unrealized gain on investments and foreign currency
                       transactions from the Series--net.........................................         .75            .67
                                                                                                     --------       --------
                     Total from investment operations...........................................          .85            .82
                                                                                                     --------       --------
                     Less dividends and distributions:
                       Investment income--net....................................................        (.12)          (.10)
                       In excess of investment income--net.......................................        (.02)          (.01)
                       Realized gain on investments from the Series--net.........................        (.15)          (.15)
                                                                                                     --------       --------
                     Total dividends and distributions..........................................         (.29)          (.26)
                                                                                                     --------       --------
                     Net asset value, end of period.............................................     $  10.56       $  10.56
                                                                                                     ========       ========
============================================================================================================================
Total Investment     Based on net asset value per share.........................................         8.45%+++       8.22%+++
Return:                                                                                              ========       ========
============================================================================================================================
Ratios to Average    Expenses, net of reimbursement++...........................................          .86%*         1.11%*
Net Assets:                                                                                          ========       ========
                     Expenses++.................................................................         1.10%*         1.35%*
                                                                                                     ========       ========
                     Investment income--net......................................................        1.64%*         1.67%*
                                                                                                     ========       ========
============================================================================================================================
Supplemental         Net assets, end of period (in thousands)...................................     $115,190       $ 20,536
Data:                                                                                                ========       ========
============================================================================================================================

*   Annualized.
+   Commencement of operations.
++  Includes the Fund's share of the Series' allocated expenses.
+++ Aggregate total investment return.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM").

The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.24% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 9, 1997 to December 31, 1997, MLAM earned fees of $211,373, of which $175,510 was voluntarily waived.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the period April 9, 1997 to December 31, 1997 were $148,665,451 and $17,165,815, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $135,412,872 for the period April 9, 1997 to December 31, 1997.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
April 9, 1997+ to December 31, 1997                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................       13,557,058       $ 146,212,922
Shares issued to shareholders in
reinvestment of dividends
and distributions ........................          282,548           3,003,483
                                                 ----------       -------------
Total issued .............................       13,839,606         149,216,405
Shares redeemed ..........................       (2,927,627)        (32,681,148)
                                                 ----------       -------------
Net increase .............................       10,911,979       $ 116,535,257
                                                 ==========       =============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations) the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
April 9, 1997+ to December 31, 1997                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,975,922         $30,254,277
Shares issued to shareholders in
reinvestment of dividends
and distributions ........................           44,774             475,948
                                                 ----------       -------------
Total issued .............................        3,020,696          30,730,225
Shares redeemed ..........................       (1,077,291)        (11,852,610)
                                                 ----------       -------------
Net increase .............................        1,943,405         $18,877,615
                                                 ==========       =============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations) the Fund issued 1,250 shares to MLAM for $12,500.


                                     8 & 9

                       Merrill Lynch International Index Fund, December 31, 1997

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.)as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 9, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1998

SCHEDULE OF INVESTMENTS


                       Merrill Lynch International Index Series
                       -----------------------------------------------------------------------
                                                                      Shares            Value
COUNTRY                Investments                                     Held           (Note 1a)
==============================================================================================
Australia              Australian Gas Light Company (The)             28,500        $  198,522
                       Boral Limited                                  36,500            92,195
                       Broken Hill Proprietary Company Ltd.           32,500           301,494
                       CSR Limited                                    37,800           127,961
                       Coca-Cola Amatil, Ltd.                         18,700           139,584
                       Coles Myer Ltd.                                18,200            87,321
                       Foster's Brewing Group Ltd.                    54,000           102,650
                       ICI Australia Ltd.                             13,300            93,077
                       National Australia Bank Limited                26,500           369,700
                       The News Corporation Ltd.                      49,600           273,493
                       The News Corporation Ltd. (Preferred)          42,500           210,107
                       Normandy Mining Ltd.                           68,300            66,250
                       North Ltd.                                     37,800            99,465
                       Pacific Dunlop Ltd.                            45,500            96,267
                       Pioneer International Ltd.                     46,100           125,746
                       Rio Tinto Ltd.                                 12,000           139,858
                       Santos Ltd.                                    19,400            79,818
                       Schroders Property Fund                       117,800           181,903
                       Smith (Howard) Ltd.                             9,000            74,644
                       Sons of Gwalia Ltd.                            20,800            47,393
                       Tabcorp Holdings Limited                       30,400           142,491
                       WMC Limited                                    30,200           105,182
                       Westpac Banking Corporation                    36,600           233,882
                       -----------------------------------------------------------------------
                       Total Investments in Australia
                         (Cost--$3,754,697)--2.4%                                    3,389,003
==============================================================================================
Austria                Austria Mikro Systeme International AG            700            35,474
                       Bank Austria AG                                 4,467           221,052
                       Bank Austria AG (Class A)                       5,600           283,791
                       Bank Austria AG (Preferred)                     2,866           127,539
                       EA--Generali AG                                   800           210,246
                       Flughafen Wien AG                               2,550           101,362
                       Mayr-Melnhof Karton AG                          1,900           102,319
                       OMV AG (Class A)                                2,500           346,425
                       Oesterreichische Elektrizitaetswirtschafts
                         AG (Verbund)                                  3,750           397,894
                       VA--Technologie AG (VA TECH)                    1,500           227,809
                       Wienerberger Baustoffindustrie AG               1,150           220,821
                       -----------------------------------------------------------------------
                       Total Investments in Austria
                         (Cost--$2,240,917)--1.6%                                    2,274,732
==============================================================================================
Belgium                Barco NV (Belgian American Radio Corp.)           800           146,924
                       Bekaert NV                                        200           119,105
                       Cimenteries CBR
                         Cementbedrijven SA                            2,400           215,848
                       Electrabel SA                                   2,200           509,210
                       Etablissements Delhaize
                         Freres & Cie 'Le Lion' SA                     2,600           132,015
                       Fortis AG                                         900           187,895
                       Generale de Banque SA                             500           217,752
                       Glaverbel SA                                      500            78,323
                       Groupe Bruxelles Lambert SA                       700           101,334
                       Petrofina SA                                      700           258,535
                       Royale Belge SA                                   600           170,961
                       Solvay SA                                       2,000           125,857
                       Union Miniere SA (b)                              900            62,470
                       -----------------------------------------------------------------------
                       Total Investments in Belgium
                         (Cost--$2,212,407)--1.6%                                    2,326,229
==============================================================================================
Denmark                D/S Norden A/S                                      9           415,146
                       D/S Svendborg A/S                                   6           394,126
                       Danisco A/S                                     2,400           133,127
                       Den Danske Bank A/S                             1,500           199,909
                       FLS Industries A/S                              3,000            71,556
                       Novo Nordisk A/S (Class B)                      2,300           329,022
                       Tele Danmark A/S (Class B)                      4,600           285,376
                       Unidanmark A/S                                  1,800           132,164
                       -----------------------------------------------------------------------
                       Total Investments in Denmark
                         (Cost--$1,460,487)--1.4%                                    1,960,426
==============================================================================================
Finland                Kesko OY                                        9,700           150,464
                       Merita OY (Class A)                            30,800           168,488
                       Nokia OY AB (Series A)                          5,300           376,521
                       Nokia OY AB (Series K)                          3,000           214,777
                       Outokumpu OY                                    6,750            79,922
                       Rauma OY                                        3,800            59,293
                       Sampro Insurance Company Ltd.                   3,000            96,650
                       UPM-Kymmene OY                                  8,750           174,438
                       -----------------------------------------------------------------------
                       Total Investments in Finland
                         (Cost--$1,230,227)--0.9%                                    1,320,553
==============================================================================================


                                    10 & 11

                       Merrill Lynch International Index Fund, December 31, 1997


                       Merrill Lynch International Index Series (continued)
                       -----------------------------------------------------------------------
                                                                      Shares            Value
COUNTRY                Investments                                     Held           (Note 1a)
==============================================================================================
France                 Accor SA                                        1,150        $  213,798
                       Alcatel Alsthom Cie Generale
                         d'Electricite SA                              5,450           692,682
                       Axa SA                                         10,800           835,614
                       Banque Nationale de Paris SA (BNP)              7,400           393,298
                       Bouygues SA                                     1,150           130,304
                      +Canal+                                          1,150           213,798
                       Carrefour Supermarche SA                        1,250           652,102
                       Compagnie de Saint-Gobain SA                    3,250           461,663
                       Compagnie Financiere de Paribas SA              6,100           530,038
                       Compagnie Generale des Eaux SA                  4,400           614,055
                       Compagnie Generale des Etablissements
                         Michelin SA (Class B)                         4,800           241,635
                       Comptoirs Modernes SA                             400           204,685
                       Elf Aquitaine SA                                9,050         1,052,500
                       Eridania Beghin-Say SA                          1,300           203,240
                      +France Telecom SA                              26,315           954,405
                       Generale des Eaux SA (Warrants)(a)              1,500             1,019
                       Groupe Casino Guichard Perachon SA              2,600           144,708
                       Groupe Danone SA                                2,650           473,293
                       Havas SA                                        3,150           226,607
                       Imetal SA                                       1,200           149,128
                       L'Air Liquide SA                                2,150           336,484
                       L'Oreal SA                                      2,250           880,337
                       LVMH Moet-Hennessy Louis Vuitton SA             2,950           489,625
                       Lafarge SA                                      3,900           255,875
                       Lagardere SCA                                   4,700           155,391
                       Legrand SA                                      1,050           209,163
                       Lyonnaise des Eaux SA                           4,100           453,663
                       Pathe SA                                          550           106,729
                       Pernod Ricard SA                                3,100           182,323
                       Peugeot SA                                      2,150           271,116
                       Pinault-Printemps-Redoute SA (b)                  750           400,108
                       Promodes SA                                       650           269,654
                       Rhone-Poulenc SA (Class A)                     11,500           515,102
                       SAGEM SA                                          350           155,840
                       Sanofi SA                                       3,750           417,428
                       Schneider SA                                    4,950           268,759
                       Sidel SA                                        1,300            86,177
                       Societe Bic SA                                  2,200           160,568
                       Societe Generale de France SA                   3,250           442,765
                       Societe Nationale d'Exploitation Industrielle
                         des Tabacs et Allumettes SA                   3,400           122,014
                       Sodexho Alliance SA                               300           160,641
                       Thomson-CSF SA                                  4,000           126,067
                       Total SA (Class B)                              8,200           892,341
                       Usinor-Sacilor SA                               9,450           136,435
                       Valeo SA                                        2,650           179,719
                       -----------------------------------------------------------------------
                       Total Investments in France
                         (Cost--$15,089,984)--11.2%                                 16,062,896
==============================================================================================
Germany                AMB Aachener und Muenchener
                         Beteiligungs AG                               2,000           218,479
                       Adidas AG                                       2,000           263,064
                       Allianz AG                                      9,250         2,396,320
                       BASF AG                                        27,150           962,204
                       Bayer AG                                       30,850         1,152,502
                       Bayerische Hypotheken-und
                         Wechsel-Bank AG                              12,200           595,486
                       Bayerische Vereinsbank AG                      12,100           791,733
                       Beiersdorf AG                                   4,450           192,962
                       Bugerus AG                                        250           112,019
                       CKAG Colonia Konzern AG                         1,150           109,962
                       Continental AG                                  5,650           124,697
                       Daimler-Benz AG                                21,900         1,536,458
                       Degussa AG                                      4,400           220,147
                       Deutsche Bank AG                               20,050         1,415,583
                       Deutsche Telekom AG                            95,000         1,787,720
                       Dresdner Bank AG                               19,550           902,074
                       Friedrich Grohe AG (Preferred)                    500           121,192
                       Heidelberger Zement AG                          2,700           192,128
                       Hochtief AG                                     3,400           134,201
                       Karstadt AG                                       700           238,976
                       Linde AG                                          400           244,163
                       Lufthansa AG                                   16,450           315,502
                       MAN AG                                            550           159,301
                       METRO AG                                        9,520           341,361
                       Mannesmann AG                                   1,550           783,272
                       Merck KGaA                                      8,100           263,426
                       Muenchener Rueckversicherungs-
                         Gesellschaft AG                               3,000         1,130,754
                       Preussag AG                                       700           213,642
                       RWE AG                                         14,150           759,103
                       RWE AG (Preferred)                              9,000           380,253
                       SAP AG                                          2,650           805,106
                       SAP AG (Preferred)                              1,850           605,251
                       SGL CARBON AG                                   1,050           135,424
                       Schering AG                                     3,050           294,182
                       Siemens AG                                     23,850         1,412,066
                       Thyssen AG                                      1,450           310,346
                       VEBA AG                                        21,400         1,457,360
                       Viag AG                                         1,150           619,496
                       Volkswagen AG                                   1,200           675,117
                       Volkswagen AG (Preferred)                         400           171,670
                       -----------------------------------------------------------------------
                       Total Investments in Germany
                         (Cost--$22,402,898)--17.1%                                 24,544,702
==============================================================================================
Hong Kong              Cheung Kong (Holdings) Limited                 33,000           216,167
                       China Light & Power Company, Limited           22,000           122,104
                       Hang Seng Bank Limited                         13,000           125,428
                       Hong Kong Telecommunications Ltd.              83,000           170,874
                       Hutchison Whampoa Ltd.                         27,000           169,371
                       Sun Hung Kai Properties Limited                19,000           132,430
                       Swire Pacific Ltd. (Class A)                   18,000            98,742
                       -----------------------------------------------------------------------
                       Total Investments in Hong Kong
                         (Cost--$1,261,299)--0.7%                                    1,035,116
==============================================================================================
Ireland                Allied Irish Banks PLC                         28,800           278,543
                       CRH PLC                                        21,300           249,025
                       Greencore Group PLC                            41,300           193,845
                       Jefferson Smurfit Group PLC                    46,200           130,106
                       -----------------------------------------------------------------------
                       Total Investments in Ireland
                         (Cost--$814,194)--0.6%                                        851,519
==============================================================================================
Italy                  Assicurazioni Generali SpA                     47,100         1,156,735
                       Banca Commerciale Italiana SpA                115,300           400,800
                       Banca Popolare di Milano SpA (SCRL)            23,800           149,322
                       Banco Ambrosiano Veneto SpA                    34,100           130,487
                       Benetton SpA                                   13,056           213,640
                       Bulgari SpA                                    18,400            93,602
                       Cartiere Burgo SpA                             13,000            77,705
                       Credito Italiano SpA                          138,500           427,039
                       Edison SpA                                     43,400           262,480
                       Ente Nazionale Idrocarburi (ENI) SpA          483,700         2,742,206
                       Fiat SpA                                      231,300           672,642
                       Fiat SpA (Preferred)                           80,730           123,203
                       Fiat SpA (RNC)                                 67,300           111,266
                       Finanziario Montedison SpA                    333,000           299,083
                       Istituto Bancario San Paolo di Torino SpA      49,400           471,886
                       Istituto Mobiliare Italiano SpA                37,400           443,929
                       Istituto Nazionale delle Assicurazioni
                         (INA) SpA                                   276,500           560,283
                       Italcementi SpA                                13,900            96,873
                       Italgas SpA                                    50,200           207,133
                       Mediaset SpA                                   77,800           382,140
                       Mediobanca-Banca di Credito                    29,300           230,034
                      +Olivetti Group SpA                            181,344           109,573
                       Parmalat Finanziaria SpA                      112,200           160,449
                       Pirelli SpA                                    94,100           251,579
                       Riunione Adriatica di Sicurta SpA              21,600           211,825
                       Sirti SpA                                      23,000           139,102
                       TIM SpA (RISP)                                 98,400           279,760
                       TIM SpA (RNC)                                  55,365           244,092
                       Telecom Italia Mobile SpA                     252,000         1,163,000
                       Telecom Italia SpA                            218,333         1,394,508
                       -----------------------------------------------------------------------
                       Total Investments in Italy
                         (Cost--$10,777,604)--9.2%                                  13,206,376
==============================================================================================
Japan                  Acom Co., Ltd.                                  5,000           276,392
                       Advantest Corporation                           2,000           113,628
                       Ajinomoto Co., Inc.                            12,000           117,006
                       Alps Electric Co. Ltd.                          4,000            37,774
                       Aoyama Trading Co., Ltd.                        2,000            35,777
                       Asahi Bank, Ltd.                               50,000           203,455
                       Asahi Breweries, Ltd.                          12,000           175,048
                       Asahi Chemical Industry Co., Ltd.              32,000           108,591
                       Asahi Glass Co., Ltd.                          29,000           138,042
                       Autobacs Seven Co., Ltd.                        1,000            28,791
                       Bank of Tokyo-Mitsubishi, Ltd.                101,000         1,395,777
                       Bank of Yokohama, Ltd.                         30,000            79,232
                       Bridgestone Corporation                        16,000           347,639
                       CSK Corporation                                 1,000            25,643
                       Canon Inc.                                     18,000           420,115
                       Casio Computer Co., Ltd.                        2,000            14,372
                       Chiba Bank Ltd.                                14,000            43,532
                       Chugai Pharmaceutical Co., Ltd.                40,000           205,758
                       Citizen Watch Co., Ltd.                         2,000            13,436
                       Cosmo Oil Company, Ltd.                        38,000            57,766
                       Credit Saison Co., Ltd.                         3,000            74,165
                       Dai Nippon Printing Co., Ltd.                  17,000           319,770
                       Daiei, Inc. (The)                              21,000            87,063
                       Daimaru, Inc.                                   5,000            11,823
                       Dainippon Ink & Chemicals, Inc.                66,000           167,217
                       Dainippon Screen Manufacturing Co., Ltd.        4,000            18,426
                       Daito Trust Construction Co., Ltd.              1,000             6,119
                       Daiwa House Industry Co., Ltd.                 24,000           127,140
                       Daiwa Securities Co., Ltd.                     27,000            93,282
                       East Japan Railway Co.                             76           343,678
==============================================================================================


                                    12 & 13

                       Merrill Lynch International Index Fund, December 31, 1997


                       Merrill Lynch International Index Series (continued)
                       -----------------------------------------------------------------------
                                                                      Shares            Value
COUNTRY                Investments                                     Held           (Note 1a)
==============================================================================================
Japan                  Ebara Corporation                               3,000        $   31,785
(concluded)            Eisai Co., Ltd.                                 3,000            45,835
                       Fanuc Ltd.                                      5,000           189,635
                       Fuji Bank, Ltd.                                63,000           255,386
                       Fuji Photo Film Co., Ltd.                      11,000           422,265
                       Fujikura Ltd.                                   6,000            39,800
                       Fujita Kanko Inc.                               1,000            10,749
                       Fujitsu Limited                                40,000           429,942
                       Furukawa Electric Co., Ltd.                    17,000            72,960
                       Gunma Bank, Ltd.                                8,000            52,207
                       Hankyu Department Stores, Inc.                  2,000            11,132
                       Hirose Electric Co., Ltd.                       1,000            51,209
                       Hitachi Ltd.                                   70,000           499,808
                       Honda Motor Co., Ltd.                          21,000           772,284
                       Hoya Corporation                                2,000            62,956
                       Industrial Bank of Japan Ltd.                  55,000           392,706
                       Isetan Company Limited                          6,000            25,106
                       Ito Yokado Co., Ltd.                            9,000           459,501
                       Itochu Corporation                             24,000            37,774
                      +Japan Airlines Company, Ltd.                   38,000           103,570
                       Japan Energy Corp.                             68,000            64,215
                       Joyo Bank, Ltd.                                24,000            84,760
                       Jusco Co., Ltd.                                 7,000            98,887
                       Kajima Corporation                             37,000            93,459
                       Kaneka Corporation                             48,000           217,059
                       Kansai Electric Power Co., Inc. (The)          18,000           305,413
                       Kao Corporation                                14,000            90,288
                       Kawasaki Heavy Industries Ltd.                 19,000            29,466
                       Kawasaki Steel Corporation                     67,000            91,562
                       Keihin Electric Express Railway Co., Ltd.      49,000           171,171
                       Kinden Corporation                              8,000            85,374
                       Kirin Brewery Company Ltd.                     20,000           145,873
                       Kokuyo Co., Ltd.                                1,000            17,274
                       Komatsu Ltd.                                   26,000           130,749
                       Konami Co., Ltd.                                1,000            24,645
                       Kubota Corporation                             90,000           237,697
                       Kurita Water Industries Ltd.                    2,000            20,422
                       Kyocera Corporation                             4,000           181,804
                       Lion Corporation                              111,000           328,952
                       Makita Electric Work Ltd.                       1,000             9,597
                       Marubeni Corporation                           18,000            31,647
                       Marui Co., Ltd.                                 9,000           140,269
                       Matsushita Electric Industrial Co., Ltd.       45,000           659,885
                       Minebea Co., Ltd.                              13,000           139,731
                       Mitsubishi Chemical Corp.                      59,000            84,706
                       Mitsubishi Corporation                         32,000           253,052
                       Mitsubishi Electric Corporation                40,000           102,572
                       Mitsubishi Estate Co., Ltd.                    28,000           305,259
                       Mitsubishi Heavy Industries, Ltd.              71,000           296,537
                       Mitsubishi Logistics Corporation                3,000            31,324
                       Mitsubishi Materials Corporation                8,000            12,898
                       Mitsubishi Oil Company, Ltd.                   38,000            56,307
                      +Mitsubishi Trust and Banking Corp.             28,000           281,612
                       Mitsui & Co., Ltd.                             38,000           225,228
                       Mitsui Chemicals Inc.                             600             1,106
                       Mitsui Fudosan Co., Ltd.                       17,000           164,453
                       Mitsui Marine & Fire Insurance Co., Ltd.       19,000            97,152
                       Mitsui Mining & Smelting Co., Ltd.             10,000            40,230
                       Mitsui O.S.K. Lines, Ltd.                       7,000             9,727
                       Mitsui Trust & Banking Company, Ltd.           28,000            54,388
                       Mitsukoshi, Ltd.                                9,000            23,977
                       Murata Manufacturing Company, Ltd.              5,000           125,912
                       Mycal Corporation                               4,000            33,474
                       NEC Corporation                                34,000           362,841
                       NGK Spark Plug Co., Ltd.                        1,000             5,681
                       NKK Corporation                                90,000            71,862
                       NSK Ltd.                                        4,000             9,981
                       NTN Corporation                                57,000           132,161
                       Namco Limited                                   1,000            29,098
                       Nankai Electric Railway Co., Ltd.              40,000           175,048
                       Nichido Fire & Marine Insurance Co., Ltd.       4,000            20,883
                       Nikon Corporation                               8,000            79,232
                       Nippon Comsys Corporation                       1,000            12,361
                       Nippon Express Co., Ltd.                       24,000           119,770
                       Nippon Fire & Marine Insurance Co., Ltd.       11,000            41,297
                       Nippon Light Metal Company Ltd.                 5,000             7,294
                       Nippon Oil Co., Ltd.                           43,000           111,255
                       Nippon Paper Industries Co., Ltd.              26,000           102,203
                       Nippon Steel Corp.                            144,000           213,374
                       Nippon Telegraph & Telephone Corp.                276         2,373,282
                       Nippon Yusen Kabushiki Kaisha Chiyoda          18,000            49,474
                       Nippondenso Finance NV                         18,000           324,760
                       Nissan Food Products                            1,000            18,196
                       Nissan Motor Co., Ltd.                         51,000           211,440
                       Nitto Denko Corp.                              12,000           207,294
                       Nomura Securities Co., Ltd.                    43,000           574,434
                       Noritake Co., Ltd.                              2,000             9,551
                       OJI Paper Co., Ltd.                            16,000            63,754
                       Obayashi Corporation                           35,000           119,309
                       Omron Corporation                               7,000           109,635
                       Orix Corporation                                1,000            69,866
                       Osaka Gas Co., Ltd.                            38,000            86,940
                       Pioneer Electronic Corp.                        4,000            61,727
                       Rohm Company, Limited                           2,000           204,223
                       SMC Corporation                                 2,000           176,583
                       Sakura Bank Ltd.                               74,000           211,916
                       Sankyo Company Limited                          9,000           203,839
                       Sanyo Electric Co., Ltd.                       54,000           140,960
                       Secom Co., Ltd.                                 4,000           256,123
                       Sega Enterprises, Ltd.                          3,000            54,357
                       Seino Transportation Co., Ltd.                 22,000           109,958
                       Sekisui Chemical Co., Ltd.                     16,000            81,443
                       Sekisui House, Ltd.                            21,000           135,271
                       Seventy-Seven Bank Ltd.                         4,000            28,560
                       Sharp Corporation                              22,000           151,678
                       Shimano Inc.                                    6,000           110,557
                       Shimizu Corporation                            24,000            55,647
                       Shin-Etsu Chemical Co., Ltd.                    7,000           133,820
                       Shiseido Company, Ltd.                         13,000           177,658
                       Shizuoka Bank, Ltd. (The)                      17,000           182,726
                       Sony Corporation                                8,000           712,476
                       Sumitomo Bank, Ltd.                            68,000           777,889
                       Sumitomo Chemical Co., Ltd.                    33,000            76,008
                       Sumitomo Corporation                           24,000           134,511
                       Sumitomo Electric Industries Ltd.              14,000           191,324
                       Sumitomo Heavy Industries, Ltd.                 3,000             9,190
                       Sumitomo Marine & Fire
                         Insurance Co., Ltd.                          18,000            95,355
                       Sumitomo Metal & Mining Co., Ltd.              25,000            82,534
                       Sumitomo Metal Industries, Ltd.                70,000            89,750
                       Taisho Pharmaceutical Co., Ltd.                 5,000           127,831
                       Taiyo Yuden Co., Ltd.                           2,000            13,896
                       Takara Shuzo Co., Ltd.                          2,000             7,447
                       Takashimaya Co.                                 9,000            54,587
                       Takeda Chemical Industries, Ltd.               18,000           514,088
                       Teikoku Oil Co., Ltd.                          57,000           148,791
                       Toho Co., Ltd.                                  1,100           117,390
                       Tohoku Electric Power Company, Inc.            11,000           167,217
                       Tokai Bank, Limited                            44,000           205,390
                       Tokio Marine & Fire Insurance Co., Ltd.        33,000           374,971
                       Tokyo Broadcasting System, Inc.                 4,000            50,672
                       Tokyo Dome Corporation                          3,000            19,992
                       Tokyo Electric Power Co., Inc. (The)           28,000           511,631
                       Tokyo Electron Limited                          4,000           128,369
                       Tokyo Gas Co., Ltd.                            48,000           109,083
                       Tokyu Corporation                              27,000           104,476
                       Toppan Printing Co., Ltd.                      20,000           261,036
                       Toray Industries, Inc.                         23,000           103,301
                       Tostem Corporation                              7,000            75,240
                       Toto Ltd.                                       3,000            19,209
                       Toyo Seikan Kaisha, Ltd.                        8,000           114,242
                       Toyobo Co., Ltd.                              118,000           143,140
                       Toyoda Automatic Loom Works, Ltd.              17,000           313,244
                       Toyota Motor Corporation                       82,000         2,354,549
                       UNI-CHARM Corporation                           1,000            35,470
                       UNY Co., Ltd.                                   5,000            68,714
                       Wacoal Corp.                                   15,000           149,712
                       Yamaguchi Bank Ltd.                             3,000            36,852
                       Yamaha Corporation                              6,000            68,177
                       Yamaichi Securities Company Ltd.               23,000               177
                       Yamanouchi Pharmaceutical Co., Ltd.             4,000            85,988
                       Yamato Transport Co., Ltd.                     23,000           309,021
                       Yamazaki Baking Co., Ltd.                       2,000            19,501
                      +Yasuda Trust & Banking Co., Ltd.               29,000            28,944
                       Yokogawa Electric Corporation                   3,000            18,564
                       -----------------------------------------------------------------------
                       Total Investments in Japan
                         (Cost--$39,971,369)--22.2%                                 31,872,451
==============================================================================================
Malaysia               Commerce Asset Holding BHD                     59,000            28,247
                       Rashid Hassain BHD                             99,000            47,907
                       Resorts World BHD                              60,000           101,158
                       Telekom Malaysia BHD                           44,000           130,245
                       -----------------------------------------------------------------------
                       Total Investments in Malaysia
                         (Cost--$722,564)--0.2%                                        307,557
==============================================================================================
Netherlands            ABN AMRO Holding N.V.                          17,800           346,765
                       Akzo N.V.                                         800           137,936
                       Elsevier N.V.                                  10,800           174,709
                       Heineken N.V.                                     800           139,278
                       Internationale Nederlanden Groep N.V.          10,312           434,329
                       Koninklijke Ahold N.V.                         10,800           281,772
                       Philips Electronics N.V.                        4,000           239,890
                       Royal Dutch Petroleum N.V.                     19,600         1,075,893
                       Royal PTT Nederland N.V.                        6,900           287,897
                       Unilever N.V.                                   8,000           493,194
                       Wolters Kluwer N.V.                             1,200           155,001
                       -----------------------------------------------------------------------
                       Total Investments in the Netherlands
                         (Cost--$3,282,921)--2.6%                                    3,766,664
==============================================================================================


                                    14 & 15

                       Merrill Lynch International Index Fund, December 31, 1997


                       Merrill Lynch International Index Series (continued)
                       -----------------------------------------------------------------------
                                                                      Shares            Value
COUNTRY                Investments                                     Held           (Note 1a)
==============================================================================================
New Zealand            Brierley Investments Limited                  193,600        $  138,186
                       Fletcher Challenge Building                    34,900            71,289
                       Fletcher Challenge Forests Division            44,900            37,259
                       Fletcher Challenge Paper                       63,000            82,258
                       Telecom Corporation of New Zealand             45,100           218,532
                       -----------------------------------------------------------------------
                       Total Investments in New Zealand
                         (Cost--$682,894)--0.4%                                        547,524
==============================================================================================
Norway                 Aker RGI ASA (Class A)                          3,700            66,870
                       Aker RGI ASA (Class B)                          1,900            30,982
                       Christiania Bank og Kreditkasse                42,000           170,077
                       Dyno Industriere ASA                            6,400           123,495
                       Elkem ASA                                       4,200            55,932
                       Kvaerner ASA                                    2,100           107,297
                       Norsk Hydro ASA                                11,000           537,369
                      +Nycomed Amersham PLC                            2,667           100,388
                       Orkla ASA (A Shares)                            2,100           181,207
                      +Petroleum Geo-Services ASA                      1,600           101,101
                      +Storebrand ASA                                 13,700            96,807
                       -----------------------------------------------------------------------
                       Total Investments in Norway
                         (Cost--$1,609,177)--1.1%                                    1,571,525
==============================================================================================
Singapore              City Development Ltd.                          11,000            51,011
                      +Creative Technology Ltd.                        1,000            20,333
                       DBS Land Ltd.                                  58,000            88,966
                       Keppel Corporation Ltd.                        62,000           178,407
                       Singapore Airlines Ltd.                        37,000           241,974
                       -----------------------------------------------------------------------
                       Total Investments in Singapore
                         (Cost--$907,701)--0.4%                                        580,691
==============================================================================================
Spain                  Acerinox S.A.                                     600            88,461
                       Autopista Concesionaria Espanola S.A.
                         (ACESA)                                      11,500           154,102
                       Banco Bilbao Vizcaya S.A.                      24,600           794,692
                       Banco Central Hispanoamericano S.A.            14,400           350,069
                       Banco Santander S.A.                           18,000           600,354
                       Corporacion Bancaria de Espana S.A.
                         (Argentaria)                                  4,400           267,270
                       Corporacion Financiera Alba S.A.                1,100           115,687
                       Endesa S.A.                                    38,400           680,637
                       Fomento de Construcciones y
                         Contratas S.A.                                3,200           121,617
                       Gas Natural SDG S.A.                            6,000           310,596
                       Iberdrola S.A.                                 34,200           449,322
                       Repsol S.A. (ADR) (d)                          11,100           472,774
                       Tabacalera S.A. (Class A)                       1,900           153,758
                       Telefonica de Espana S.A.                      33,700           960,586
                       Union Electrica-Fenosa S.A.                    15,000           143,503
                       -----------------------------------------------------------------------
                       Total Investments in Spain
                         (Cost--$4,759,549)--4.0%                                    5,663,428
==============================================================================================
Sweden                 ABB AB (A Shares)                              13,500           159,834
                       Astra AB 'A' Fria                              23,133           400,628
                       Electrolux AB                                   1,800           124,920
                       H & M Hennes & Mauritz AB                       3,200           141,067
                       Forsakrings AB Skandia                          2,200           103,772
                       Skandinaviska Enskilda Banken AB                9,100           115,190
                       Skanska Banken AB (B Shares)                    2,900           118,893
                       Svenska Cellulosa AB (SCA) (B Shares)           6,500           146,136
                       Svenska Handelsbanken AB                        4,000           138,296
                       Telefonaktiebolaget LM
                         Ericsson (B Shares)                          15,400           578,991
                       Volvo AB (B Shares)                             6,600           177,064
                       -----------------------------------------------------------------------
                       Total Investments in Sweden
                         (Cost--$2,020,099)--1.5%                                    2,204,791
==============================================================================================
Switzerland            ABB AG (Bearer)                                   100           125,728
                       Credit Suisse Group AG (Registered Shares)      1,350           209,044
                       Nestle SA                                         300           449,949
                       Novartis AG                                       400           649,538
                       Roche Holding AG                                   50           496,917
                       Schweizerische Bankgesellschaft AG                200           289,414
                       Schweizerische Rueckversicherungs-
                         Gesellschaft AG                                 100           187,187
                       Schweizerischer Bankverein AG                     600           186,639
                       Zuerich Versicherungs-Gesellschaft                550           262,282
                       -----------------------------------------------------------------------
                       Total Investments in Switzerland
                         (Cost--$2,212,854)--2.0%                                    2,856,698
==============================================================================================
United Kingdom         Abbey National PLC                             16,300           292,091
                       B.A.T. Industries PLC                          36,400           331,220
                       BG PLC                                         50,117           225,549
                       BTR PLC                                        53,100           160,479
                       Barclays PLC                                   15,100           401,292
                       Bass PLC                                       10,700           165,994
                       Boots Company PLC (The)                        20,000           287,930
                       British Aerospace PLC                           4,700           133,938
                       British Airways PLC                            11,700           107,617
                       British Petroleum Co. PLC (The)                56,392           740,991
                       British Sky Broadcasting Group PLC             20,800           155,788
                       British Telecommunications PLC                 67,700           532,079
                       Burmah Castrol PLC                             15,900           276,827
                       Cable & Wireless PLC                           26,400           231,987
                       Cadbury Schweppes PLC                          15,800           159,212
                       Carlton Communications PLC                     30,500           235,452
                       Diageo PLC                                     51,700           475,112
                       EMI Group PLC                                  26,300           219,445
                       General Electric Company PLC                   41,300           267,610
                       Glaxo Wellcome PLC                             37,800           894,046
                       Granada Group PLC                              10,100           154,280
                       Great Universal Stores PLC                     11,300           142,357
                       HSBC Holdings PLC                              18,600           458,869
                       HSBC Holdings PLC                               8,900           228,045
                       Imperial Chemical Industries PLC               14,800           231,179
                       Kingfisher PLC                                 15,500           215,890
                       Lloyds/TSB PLC                                 55,300           714,834
                       LucasVarity PLC                                27,900            98,525
                       Marks and Spencer PLC                          29,200           287,286
                       National Grid Group PLC                        22,500           106,804
                       National Power PLC                             15,900           156,694
                       Pearson PLC                                     9,200           119,528
                       Peninsular & Oriental Steam Navigation
                         Co. (The)                                    21,200           241,135
                       Prudential Corporation PLC                     20,900           251,969
                       Railtrack Group PLC                             6,700           106,416
                       Rank Group PLC                                 17,600            97,998
                       Reed International PLC                         16,900           169,325
                       Reuters Holdings PLC                           19,900           217,360
                       Rio Tinto PLC                                  13,000           159,930
                       Royal & Sun Alliance Insurance Group PLC       20,800           209,425
                       Royal Bank of Scotland Group PLC (The)         15,100           191,718
                       Sainsbury (J.) PLC                             19,300           161,354
                       Scottish & Newcastle PLC                       18,200           222,856
                       Scottish Power PLC                             17,800           157,292
                       SmithKline Beecham PLC                         50,800           519,825
                       Tesco PLC                                      21,372           173,762
                       Unilever PLC                                   36,400           311,490
                       Vodafone Group PLC                             38,800           279,770
                       Zeneca Group PLC                               10,000           351,002
                       -----------------------------------------------------------------------
                       Total Investments in the United Kingdom
                         (Cost--$11,550,770)--9.1%                                  13,031,577
==============================================================================================


SHORT-TERM             Face
SECURITIES            Amount                   Issue
==============================================================================================
Commercial           $2,000,000   Eureka Securitization, Inc., 5.80%
Paper*--7.3%                        due 2/09/1998                                   $1,987,433
                      3,444,000   General Motors Acceptance Corp., 6.75%
                                    due 1/02/1998                                    3,443,354
                      5,000,000   Lexington Parker Capital Corp., 5.93%
                                    due 1/20/1998                                    4,984,351
==============================================================================================


                                     16 & 17

                       Merrill Lynch International Index Fund, December 31, 1997

SCHEDULE OF INVESTMENTS (concluded)


                       Merrill Lynch International Index Series (concluded)
                       ---------------------------------------------------------------------------
                       Face                                                               Value
                       Amount                   Issue                                    (Note la)
==================================================================================================
US Government          $2,000,000   Federal Home Loan Banks, 5.57% due 3/04/1998 (c)  $  1,980,815
Agency Obligations*--
1.4%
                       ---------------------------------------------------------------------------
                       Total Investments in Short-Term Investments
                         (Cost--$12,395,953)--8.7%                                      12,395,953
==================================================================================================
                       Total Investments (Cost--$141,360,565)--98.9%                   141,770,411
                       Unrealized Depreciation on Forward Foreign Exchange
                         Contracts**--(0.1%)                                               (88,722)
                       Variation Margin on Financial Futures Contracts***--0.0%             27,457
                       Other Assets Less Liabilities--1.2%                               1,708,654
                                                                                      ------------
                       Net Assets--100.0%                                             $143,417,800
                                                                                      ============
==================================================================================================

(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustments under certain conditions until the expiration date.

(b) Security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Security held as collateral in connection with open financial futures contracts.

(d) American Depositary Receipts (ADR).

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Series.

**  Forward foreign exchange contracts as of December 31, 1997 were as follows:

-------------------------------------------------------------
                                                 Unrealized
Foreign                                         Appreciation
Currency                         Expiration    (Depreciation)
Purchased                           Date         (Note 1b)
-------------------------------------------------------------
A$             386,342           March 1998     $   (2,861)
DM           3,085,130           March 1998        (30,540)
Frf          6,324,145           March 1998        (16,751)
HK$          1,160,640           March 1998            140
(pound)        702,908           March 1998         (2,356)
Lit      1,270,490,000           March 1998        (13,609)
Pta         57,849,200           March 1998         (7,661)
Skr          1,921,815           March 1998         (6,922)
(yen)      238,459,200           March 1998         (8,162)
-------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts -- Net
(US$ Commitment -- $7,608,087)                  $  (88,722)
                                                ==========
-------------------------------------------------------------

*** Financial futures contracts purchased as of December 31, 1997 were as follows:

-----------------------------------------------------------------------
Number of                                   Expiration          Value
Contracts          Issue       Exchange        Date           (Note 1a)
-----------------------------------------------------------------------
     3          Hang Seng        HKFE      January 1998      $  207,551
    20          IBEX 35          MEFF      January 1998         952,297
    14          OMX              OMLX      January 1998         424,502
    18          DTB              DAX       March 1998         4,281,354
    21          CAC              MATIF     March 1998         2,111,165
    11          FTSE             LIFFE     March 1998         2,341,096
   113          Nikkei 300       OSAKA     March 1998         2,058,726
    13          MIB 30           MSE       March 1998         1,858,591
     9          All Ordinaries   SFE       March 1998           386,108
-----------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$14,496,807)                         $14,621,390
                                                            ===========
-----------------------------------------------------------------------

+  Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


MERRILL LYNCH
INTERNATIONAL
INDEX SERIES         As of December 31, 1997
============================================================================================================================
Assets:              Investments, at value (identified cost--$141,360,565) (Note 1a).............               $141,770,411
                     Cash .......................................................................                      7,584
                     Foreign cash (Note 1c) .....................................................                  1,410,507
                     Receivables:
                       Securities sold..........................................................   $ 737,586
                       Dividends................................................................     221,955
                       Contributions............................................................     135,211
                       Variation margin (Note 1b)...............................................      27,457       1,122,209
                                                                                                   ---------
                     Deferred organization expenses (Note 1f)...................................                      11,163
                     Other assets...............................................................                       2,304
                                                                                                                ------------
                     Total assets...............................................................                 144,324,178
                                                                                                                ------------
============================================================================================================================
Liabilities:         Unrealized depreciation on forward foreign exchange contracts (Note 1b)....                      88,722
                     Payables:
                       Withdrawals..............................................................     733,235
                       Investment adviser (Note 2)..............................................       3,142         736,377
                                                                                                   ---------
                     Accrued expenses and other liabilities.....................................                      81,279
                                                                                                                ------------
                     Total liabilities .........................................................                     906,378
                                                                                                                ------------
============================================================================================================================
Net Assets:          Net assets.................................................................                $143,417,800
                                                                                                                ============
============================================================================================================================
Net Assets           Partners' capital..........................................................                $143,001,193
Consist of:          Unrealized appreciation on investments and foreign currency
                     transactions--net..........................................................                     416,607
                                                                                                                ------------
                     Net assets.................................................................                $143,417,800
                                                                                                                ============
============================================================================================================================

                     See Notes to Financial Statements.


                                    18 & 19

                       Merrill Lynch International Index Fund, December 31, 1997

STATEMENT OF OPERATIONS


MERRILL LYNCH
INTERNATIONAL
INDEX SERIES           For the Period April 9, 1997+ to December 31, 1997
============================================================================================================================
Investment Income      Dividends (net of $208,452 foreign withholding tax)........................               $ 1,490,569
(Notes 1d & 1e):       Interest and discount earned...............................................                   613,295
                       Other......................................................................                     1,306
                                                                                                                 -----------
                       Total income...............................................................                 2,105,170
                                                                                                                 -----------
============================================================================================================================
Expenses:              Custodian fees.............................................................  $  127,762
                       Investment advisory fees (Note 2)..........................................     100,102
                       Accounting services (Note 2)...............................................      68,823
                       Pricing fees...............................................................      22,330
                       Professional fees..........................................................       8,155
                       Trustees' fees and expenses................................................       3,361
                       Other......................................................................       1,295
                                                                                                    ----------
                       Total expenses before reimbursement........................................     331,828
                       Reimbursement of expenses (Note 2).........................................     (35,546)
                                                                                                    ----------
                       Total expenses after reimbursement.........................................                   296,282
                                                                                                                 -----------
                       Investment income--net......................................................                1,808,888
                                                                                                                 -----------
============================================================================================================================
Realized &             Realized gain (loss) from:
Unrealized Gain          Investments--net..........................................................  1,983,095
(Loss) on                Foreign currency transactions--net........................................   (292,940)    1,690,155
Investments &                                                                                       ----------
Foreign Currency       Unrealized appreciation (depreciation) from:
Transactions - Net       Investments--net..........................................................    534,429
(Notes 1b, 1c, 1e        Foreign currency transactions--net........................................   (117,822)      416,607
& 3):                                                                                               ----------   -----------
                       Net realized and unrealized gain on investments and foreign currency
                         transactions.............................................................                 2,106,762
                                                                                                                 -----------
                       Net Increase in Net Assets Resulting from Operations.......................               $ 3,915,650
                                                                                                                 ===========
============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS


MERRILL LYNCH                                                                                               For the Period
INTERNATIONAL                                                                                              April 9, 1997+ to
INDEX SERIES         Increase (Decrease) in Net Assets:                                                    December 31, 1997
============================================================================================================================
Operations:          Investment income--net.....................................................                $  1,808,888
                     Realized gain on investments and foreign currency transactions--net........                   1,690,155
                     Unrealized appreciation on investments and foreign currency
                     transactions--net..........................................................                     416,607
                                                                                                                ------------
                     Net increase in net assets resulting from operations.......................                   3,915,650
                                                                                                                ------------
============================================================================================================================
Net Capital          Increase in net assets derived from net capital contributions..............                 139,502,150
Contributions:                                                                                                  ------------
============================================================================================================================
Net Assets:          Total increase in net assets...............................................                 143,417,800
                     Beginning of period........................................................                          --
                                                                                                                ------------
                     End of period..............................................................                $143,417,800
                                                                                                                ============
============================================================================================================================

FINANCIAL HIGHLIGHTS


MERRILL LYNCH                                                                                               For the Period
INTERNATIONAL        The following ratios have been derived from                                           April 9, 1997+ to
INDEX SERIES         information provided in the financial statements.                                     December 31, 1997
============================================================================================================================
Ratios to Average    Expenses, net of reimbursement.............................................                         .33%*
Net Assets:                                                                                                        =========
                     Expenses...................................................................                         .36%*
                                                                                                                   =========
                     Investment income--net......................................................                       1.99%*
                                                                                                                   =========
============================================================================================================================
Supplemental         Net assets, end of period (in thousands)...................................                   $ 143,418
Data:                                                                                                              =========
                     Portfolio turnover.........................................................                       14.79%
                                                                                                                   =========
                     Average commission rate paid++..............................................                  $   .0118
                                                                                                                   =========
============================================================================================================================

*  Annualized.
++ Includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
+  Commencement of operations.

   See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch International Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts


                                    20 & 21

                       Merrill Lynch International Index Fund, December 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH INTERNATIONAL INDEX SERIES

and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.") which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.11% of the average daily value of the Series' net assets. For the period April 9, 1997 to December 31, 1997, MLAM earned fees of $100,102, of which $35,546 was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period April 9, 1997 to December 31, 1997 were $142,020,773 and $14,703,706, respectively.

Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

---------------------------------------------------------------------------
                                         Realized             Unrealized
                                       Gains (Losses)        Gains (Losses)
---------------------------------------------------------------------------
Investments:
 Long-term...........................   $  1,667,804          $   409,846
 Financial futures contracts.........        315,291              124,583
                                        ------------          -----------
Total investments....................      1,983,095              534,429
                                        ------------          -----------
Currency transactions:
 Foreign currency transactions.......         74,950              (29,100)
 Forward foreign exchange contracts..       (367,890)             (88,722)
                                        ------------          -----------
Total currency transactions..........       (292,940)            (117,822)
                                        ------------          -----------
Total................................   $  1,690,155          $   416,607
                                        ============          ===========
---------------------------------------------------------------------------

As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $156,303, of which $13,170,848 related to appreciated securities and $13,014,545 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $141,614,108.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors of
Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch International Index Series (one of the series constituting Merrill Lynch Index Trust)as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Series of the Merrill Lynch Index Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 9, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1998


                                    22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                       Index 2--12/97

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